Commitments (Tables)	12 Months Ended
Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments under Non-Cancellable Operating Leases

At December 31, the future minimum lease payments under non-cancellable operating leases were as follows:

December 31 (millions of Canadian dollars)	2013	2012
Within one year	11	10
After one year but not more than five years	28	29
More than five years	9	14

	48	53